Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Manor Fund
Shareholder Report [Line Items]
Fund Name	MANOR FUND
Class Name	Manor Fund
Trading Symbol	MNRMX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$138	1.25%

*Annualized

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the year ending December 31, 2024 the Fund was helped by strong performance from Applovin Corporation, Apollo Global Management, Vertiv Holdings Co., and Netflix, Inc. It is interesting to note that three of these four names were positions that were added to the Fund during the year. The shares of Applovin moved steadily higher after mid-year, then rallied sharply higher after the company reported revenue and earnings that exceeded expectations, significant year-over-year revenue growth, and an increase in its share repurchase authorization. The shares of Apollo Global Management rallied sharply higher after mid-year, as well. The company reported strong revenue growth and consistent growth in assets under management. The shares of Vertiv rose throughout the year. The company reported revenue and earnings growth over several quarters, raised revenue and earnings expectations, and raised its annual cash dividend. The shares of Netflix rose steadily throughout the year. The company reported revenue and earnings growth each quarter that exceeded expectations, and raised revenue and earnings guidance each quarter, as well.

Notable laggards during the year ending December 31, 2024 include Devon Energy Corp., Elevance Health, Inc., Microchip Technology, Inc., and Charter Communications, Inc. The shares of Devon Energy fell throughout the year. The price action was roughly in line with the energy sector. Devon consistently beat earnings expectations and management comments were positive regarding forecasted production goals, but the results were not enough to offset the general decline in energy stocks. The shares of Elevance Health fell sharply late in the year when the company reported earnings that were significantly below consensus expectations and lowered its earnings guidance for the fiscal year. Weakness in the healthcare sector also contributed to the decline. The shares of Microchip Technology were weak throughout the year. The company announced several times that earnings exceeded expectations but lowered earnings expectations each quarter. The shares of Charter Communications fell sharply early in the year when the company reported earnings that were below expectations and weak revenue growth. The stock remained weak, and we exited the position and used the proceeds to add another position with more attractive growth potential.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Fund	20.06%	10.85%	8.47%
Lipper Large Cap Core Index	23.52%	13.51%	12.09%
S&P 500	25.02%	14.51%	13.09%

Net Assets	$ 9,700,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 69,028
Investment Company, Portfolio Turnover	12.04%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$9.7 MILLION	28	12.04%	$69,028

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	AppLovin Corp. Class A	7.88%
2.	Applied Materials, Inc.	6.01%
3.	Microsoft Corp.	5.76%
4.	Apollo Global Management, Inc. Class A	5.12%
5.	Vertiv Holdings Co. Class A	4.81%
6.	Avery Dennison Corp.	4.31%
7.	Netflix, Inc.	4.29%
8.	Booking Holdings, Inc.	4.28%
9.	JP Morgan Chase & Co.	4.13%
10.	Cummins, Inc.	4.01%
	Total % of Net Assets	50.60%

Material Fund Change [Text Block]	How has the fund changed As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Growth Fund
Shareholder Report [Line Items]
Fund Name	MANOR GROWTH FUND
Class Name	Manor Growth Fund
Trading Symbol	MNRGX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$111	0.99%

*Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the year ended December 31, 2024 the Fund was helped by strong performance from Applovin Corp., Apple, Inc., Apollo Global Management, and Amazon.com. The shares of Applovin rallied after the company reported revenue and earnings that exceeded expectations, significant year-over-year revenue growth, and an increase in its share repurchase authorization. The shares of Apple fell early in the year, then turned higher when Apple announced revenue and earnings that exceeded expectations, strong revenue in its iPhone and Services segments, and increased their dividend and share repurchase authorization. The shares of Apollo Global Management rallied sharply after mid-year, as well. The company reported strong revenue growth and consistent growth in assets under management. The shares of Amazon traded in a choppy pattern through the early part of the year, then turned upward after several positive earnings reports. Amazon reported strong revenue growth, earnings that exceeded expectations and better than expected operating income in the earnings reports during the second half of the year.

Notable laggards during the year ended December 31, 2024 include Dollar Tree, Inc., Regeneron Pharmaceuticals, ON Semiconductor, and Akamai Technologies. The shares of Dollar Tree fell as this deep discount retailer struggled to execute in the face of continued inflationary pressures. The shares dropped in March and September when the company reported earnings that missed expectations and lowered earnings guidance. The shares of Regeneron Pharmaceuticals moved higher through mid-year when the company reported revenue and earnings that exceeded expectations, but the shares turned sharply lower when a judge denied Regeneron’s request for a preliminary injunction to prevent Amgen from marketing a biosimilar product to Regeneron’s Eylea, a drug that represents 50% of Regeneron’s revenue. The shares fell again when the company failed to block Amgen’s product in court. The shares of ON Semiconductor trended lower during the year. The company reported earnings that exceeded expectations, but revenue trended lower. The revenue declines prompted On Semi to reduce earnings guidance, putting added pressure on the shares. The shares of Akamai Technologies also trended lower. Reported earnings exceeded expectations each quarter, but revenue growth remained in the mid-single digit range. The shares dropped further when the company finally lowered revenue guidance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Growth Fund	24.46%	15.38%	12.56%
Lipper Large Cap Growth Index	30.72%	16.73%	14.94%
S&P 500	25.02%	14.51%	13.09%

Net Assets	$ 17,600,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 120,657
Investment Company, Portfolio Turnover	12.05%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$17.6 MILLION	25	12.05%	$120,657

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Apple, Inc.	13.02%
2.	AppLovin Corp. Class A	7.73%
3.	Amazon.com, Inc.	6.13%
4.	United Rentals, Inc.	5.87%
5.	Eli Lilly & Co.	5.62%
6.	Microsoft Corp.	5.31%
7.	Apollo Global Management, Inc. Class A	5.01%
8.	Vertiv Holdings Co. Class A	4.67%
9.	Netflix, Inc.	4.17%
10.	Salesforce.com, Inc.	3.61%
	Total % of Net Assets	61.14%

Material Fund Change [Text Block]	How has the fund changed As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Bond Fund
Shareholder Report [Line Items]
Fund Name	MANOR BOND FUND
Class Name	Manor Bond Fund
Trading Symbol	MNRBX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$95	0.95%

*Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Bond Fund is managed to provide shareholders with a conservative portfolio of fixed income securities managed to provide stability and liquidity, as compared to investments in the stock market. The fund affords shareholders the capability to manage their investment allocation to create a balanced portfolio of stocks and bonds, and the ability to easily adjust their investment allocation as their needs change. The fund is managed using a laddered portfolio of US Treasury securities. The term “laddered portfolio” refers to an investment strategy that purchases fixed income securities with staggered maturity dates to create a portfolio that approximates a certain target of income, maturity, yield to maturity, and risk. The portfolio of the fund is managed to approximate the above risk/return characteristics compared to an intermediate maturity US Treasury security. This segment of the yield curve has historically provided an attractive risk/return profile over market cycles, and provided a competitive return over the past year as compared to other funds investing in US Government securities.

The bond market faced uncertainty throughout the year. Rates moved higher during the first few months, turned lower, then moved higher through year-end. As an example, the yield on the 10-year US Treasury note fell from 3.87% to 3.62% at mid-year, then rose to 4.57% at year-end. The uncertainty was due to conflicting economic indicators, inflation worries, and inconsistent messaging from the Fed regarding the direction of interest rate policy. As the year began, fixed income investors struggled to assess the impact of the aggressive monetary tightening over the previous two years when the Fed pushed rates higher to combat inflation. The rate increases did push inflation lower, but at the same time raised investor concern that higher interest rates could trigger a recession. As the year progressed, lower inflation coupled with soft employment numbers and slowing economic growth pushed yields lower, reinforcing recessionary concerns. Under mounting pressure, the Fed cut short-term interest rates by 0.50% and indicated that they expected to cut rates several times before year-end. The Fed cut rates two more times, but intermediate and long-term yields pushed higher as the expected economic slowdown failed to materialize. The rise in yields triggered a principal decline that consumed much of the interest income, resulting in modest returns for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Bond Fund	0.96%	-0.12%	0.28%
Lipper US Government Index	1.06%	-0.25%	0.91%
Bloomberg Barclays Intermediate Treasury Index	2.42%	0.48%	1.23%

Net Assets	$ 2,500,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 9,873
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2.5 MILLION	8	0.00%	$9,873

Holdings [Text Block]
Largest Holdings [Text Block]

top SEVEN holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	29.28%
2.	US Treasury Note 4.125% Due 11/15/2032	25.41%
3.	US Treasury Note 0.50% Due 02/28/2026	15.36%
4.	US Treasury Note 1.75% Due 11/15/2029	11.55%
5.	US Treasury Note 1.50% Due 08/15/2026	5.76%
6.	US Treasury Note, Series C, 0.625% Due 05/15/2030	5.75%
7.	US Treasury Note 2.875% Due 05/15/2028	3.83%
8.	Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class	2.67%
	Total % of Net Assets	99.61%

Material Fund Change [Text Block]	How has the fund changed As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com